PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT

NOTE 8 – PROPERTY AND EQUIPMENT

	Computers & Equipment	Vehicles	Furniture & Equipment	Capital Work In Progress	Total

Costs
Balance, January 1, 2021	28,308	186,547	34,322	-	249,177
Additions	2,590	-	-	390,059	392,649
Translation differences	1,046	5,935	1,092	-	8,073
Balance, December 31, 2021	31,944	192,482	35,414	390,059	649,899
Additions	460	-	-	938,175	938,635
Disposals	(1,500)	-	-	-	(1,500)
Translation differences	(1,885)	(11,430)	(2,104)	(27,037)	(42,456)
Balance, December 31, 2022	$29,019	$181,052	$33,310	$1,301,197	$1,544,578

Accumulated depreciation
Balance as of January 1, 2021	21,947	110,616	26,378	-	158,941
Depreciation	3,933	33,325	2,301	-	39,560
Translation differences	914	6,278	966		8,157
Balance, December 31, 2021	26,794	150,219	29,645	-	206,658
Depreciation	2,399	28,405	2,297	-	33,101
Translation differences	(1,605)	(9,089)	(1,774)	-	(12,468)
Balance, December 31, 2022	$27,588	$169,535	$30,168	$-	$227,291
Net book value
At December 31, 2021	$5,151	$42,263	$5,768	$390,059	$443,241
At December 31, 2022	$1,431	$11,517	$3,142	$1,301,197	$1,317,287

During the year ended December 31, 2022, depreciation of $2,399 (2021 - $3,933) related to computer and equipment is included in cost of revenue.

As at December 31, 2022 and 2021 the Company’s Capital work in progress relates to the ongoing investment in the future medical cannabis cultivation facility in Moshav Kochav Michael, Israel which includes permits, design, software development and IT infrastructure.

The Company considered indicators of impairment at December 31, 2022 and 2021. The Company did not record any impairment loss during the years ended December 31, 2022 and 2021.

BYND CANNASOFT ENTERPRISES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2022 and 2021

(Expressed in Canadian dollars, unless otherwise noted)